Valuation And Qualifying Accounts (Parenthetical) (Detail) (Acofran, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acofran
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve acquired	$ 1.2